Summary of Significant Accounting Policies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008
Summary of Significant Accounting Policies (Textuals) [Abstract]
Accumulated amortization of deferred financing costs		$ 43,900,000	$ 34,600,000
Deferred Tax Asset		38,700,000
Net operating losses carried forward available		59,300,000		7,300,000
Expiry of NOL carryforwards available		2028, 2029 and 2030
Cost of land and depreciable property, net of accumulated depreciation		11,100,000,000	10,400,000,000
Par value of common shares		$ 0.01	$ 0.01
Partially Owned Consolidated Properties		24
Partially Owned Consolidated Units		5,232
Noncontrolling Interest Book Value		7,991,000	11,054,000
Noncontrolling Interest Settlement Value		53,000,000
Convertible Notes, outstanding		482,500,000
Reduction in Earnings	5,000,000	7,800,000	10,600,000	13,300,000
Amount of Conversion Option		44,300,000
Paid-In Capital Increase				44,300,000
Decrease in Balance of Notes				17,300,000
Retained Earnings Decrease				27,000,000
Decrease in Earnings Per Share	0.02	0.03	0.04	0.05
Unamortized cash and conversion option discounts		5,000,000	12,800,000
Carrying amount of conversion option remaining in paid-in capital		44,300,000	44,300,000
Maximum period of capitalization of expenses from issuance of certificate of occupancy		90 days
Furniture and Fixtures [Member]
Finite-Lived Intangible Assets [Line Items]
Value of furniture and fixtures minimum range		8,000,000
Value of furniture and fixtures maximum range		$ 13,000,000
Estimated useful life of Building		5
Building [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of Building		30
Building Improvements [Member]
Finite-Lived Intangible Assets [Line Items]
Minimum useful life of the asset		5
Maximum useful life of the asset		10